The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.3%
	AGGREGATE BOND — 5.3%
47,119	Fidelity Total Bond ETF	$2,121,297
96,568	First Trust Enhanced Short Maturity ETF	5,740,002
		7,861,299
	BROAD MARKET — 0.5%
7,059	Vanguard U.S. Momentum Factor ETF	805,150
	CONSUMER STAPLES — 4.2%
70,146	Fidelity MSCI Consumer Staples Index ETF	3,143,242
15,688	iShares U.S. Consumer Staples ETF	3,181,213
		6,324,455
	CORPORATE — 11.2%
176,231	Franklin Senior Loan ETF	4,059,058
36,798	iShares 0-5 Year High Yield Corporate Bond ETF	1,504,670
86,894	iShares Inflation Hedged Corporate Bond ETF	2,182,343
26,715	iShares JP Morgan EM Corporate Bond ETF	1,142,334
139,877	SPDR Portfolio High Yield Bond ETF	3,124,852
131,874	SPDR Portfolio Short Term Corporate Bond ETF	3,874,458
9,569	Vanguard Intermediate-Term Corporate Bond ETF	741,693
		16,629,408
	EMERGING MARKETS — 0.9%
17,508	Columbia EM Core ex-China ETF	447,329
19,668	Invesco S&P Emerging Markets Low Volatility ETF	452,561
11,085	Vanguard FTSE Emerging Markets ETF	432,093
		1,331,983
	EMERGING MARKETS BOND — 1.0%
62,205	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	1,496,963
	GLOBAL — 0.6%
14,517	iShares Global 100 ETF	929,814
	INFLATION PROTECTED — 2.4%
152,202	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	3,579,791
	INTERNATIONAL — 2.6%
10,263	Cambria Foreign Shareholder Yield ETF	249,124
8,095	iShares MSCI International Small-Cap Multifactor ETF	242,850
27,474	Schwab Fundamental International Large Co. Index ETF	798,669
26,962	SPDR Portfolio Developed World ex-US ETF	800,502
2,325	Vanguard FTSE All World ex-US Small-Cap ETF	239,033
19,137	Vanguard FTSE Developed Markets ETF	803,180

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
25,202	WisdomTree Global ex-US Quality Dividend Growth Fund	$812,135
		3,945,493
	LARGE-CAP — 19.0%
28,548	Franklin U.S. Core Dividend Tilt Index ETF	859,164
2,701	Invesco QQQ Trust Series 1	719,222
55,809	Invesco S&P 500 GARP ETF	4,609,823
63,827	Schwab Fundamental U.S. Large Co. Index ETF	3,410,915
101,470	Schwab U.S. Dividend Equity ETF	7,665,044
50,608	Schwab U.S. Large-Cap Growth ETF	2,811,781
24,484	SPDR Russell 1000 Yield Focus ETF	2,294,151
42,590	Vanguard Value ETF	5,978,358
		28,348,458
	MID-CAP — 4.3%
12,589	Invesco S&P MidCap 400 Pure Value ETF	1,142,200
1,963	Invesco S&P MidCap Momentum ETF	147,814
2,114	iShares Core S&P Mid-Cap ETF	511,355
53,995	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,544,943
		6,346,312
	PRECIOUS METALS — 3.0%
112,623	abrdn Physical Silver Shares ETF*	2,588,076
55,062	iShares Gold Trust*	1,904,595
		4,492,671
	SMALL-CAP — 1.0%
11,879	Dimensional U.S. Small Cap ETF	607,611
21,529	JPMorgan Diversified Return U.S. Small Cap Equity ETF	834,033
		1,441,644
	THEMATIC — 2.3%
42,774	Global X U.S. Infrastructure Development ETF	1,133,083
95,301	Invesco DB Commodity Index Tracking Fund	2,349,170
		3,482,253
	Total Exchange-Traded Funds
	(Cost $89,632,889)	87,015,694
	EXCHANGE-TRADED NOTES — 1.1%
	INDUSTRIAL METALS — 1.1%
81,482	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	1,578,713
	Total Exchange-Traded Notes
	(Cost $1,816,872)	1,578,713

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 36.1%
	AGGREGATE BOND — 4.6%
26,290	Allspring Core Plus Bond Fund - Class R6	$292,084
206,781	Bond Fund of America - Class F-3	2,353,172
—[2]	Columbia Bond Fund - Class I3	—[3]
216,441	Federated Hermes Total Return Bond Fund - Class R6	2,049,694
122,687	Vanguard Core Bond Fund, Admiral Shares	2,196,104
		6,891,054
	BANK LOANS — 7.3%
407,068	Credit Suisse Floating Rate High Income Fund - Class I	2,511,611
465,871	Fidelity Advisor Floating Rate High Income Fund	4,183,524
462,903	T Rowe Price Institutional Floating Rate Fund - Institutional Class	4,249,451
		10,944,586
	BLEND BROAD MARKET — 0.5%
25,203	DFA U.S. Core Equity 1 Portfolio - Class Institutional	750,807
	BLEND LARGE CAP — 5.2%
125,856	DFA U.S. Large Co. Portfolio - Class Institutional	3,291,145
33,182	Fidelity 500 Index Fund - Class Institutional Premium	4,417,174
		7,708,319
	EMERGING MARKET STOCK — 0.3%
6,489	New World Fund, Inc. - Class F-3	431,079
	EMERGING MARKETS BOND — 0.8%
53,884	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,182,219
	FOREIGN AGGREGATE BOND — 4.0%
—[2]	Delaware Diversified Income Fund - Class R6	—[3]
222,561	DFA Short Duration Real Return Portfolio - Institutional Class	2,241,191
367,131	Dodge & Cox Global Bond Fund - Class I	3,700,681
		5,941,872
	FOREIGN BLEND — 0.9%
43,448	Dimensional Global Equity Portfolio - Class Institutional	1,144,853
10,061	Rainier International Discovery Series - Class Z	219,334
		1,364,187
	FOREIGN VALUE — 1.2%
46,640	DFA International Value Portfolio - Class Institutional	829,262
72,385	Dodge & Cox Global Stock Fund - Class I	912,775
		1,742,037
	GROWTH BROAD MARKET — 0.6%
18,571	New Perspective Fund - Class R-6	878,799

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 1.9%
77,133	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$2,858,538
	GROWTH SMALL CAP — 0.5%
2,869	Hood River Small-Cap Growth Fund - Class Retirement*	134,800
6,792	Vanguard Explorer Fund, Admiral Shares	590,064
		724,864
	HIGH YIELD BOND — 1.9%
317,259	American High-Income Trust - Class F-3	2,874,371
	INFLATION PROTECTED — 2.0%
142,464	AB Bond Inflation Strategy Portfolio - Class Advisor	1,473,077
126,249	Lord Abbett Inflation Focused Fund - Class F	1,458,178
		2,931,255
	VALUE LARGE CAP — 3.6%
80,042	Vanguard Windsor Fund, Admiral Shares	5,466,038
	VALUE MID CAP — 0.8%
42,060	DFA U.S. Targeted Value Portfolio - Class Institutional	1,152,025
	Total Mutual Funds
	(Cost $59,194,538)	53,842,050
	MONEY MARKET FUNDS — 5.4%
6,538,289	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.94%[4]	6,538,289
1,492,668	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.07%[4]	1,492,668
	Money Market Funds
	(Cost $8,030,957)	8,030,957
	TOTAL INVESTMENTS — 100.9%
	(Cost $158,675,256)	150,467,414
	Liabilities in Excess of Other Assets — (0.9)%	(1,282,694)
	TOTAL NET ASSETS — 100.0%	$149,184,720

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50.
[4]Effective 7 day yield as of December 31, 2022.